CTIVP® – TCW Core Plus Bond Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 3.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-AA Class AR2
3-month Term SOFR + 1.402% Floor 1.140% 10/17/2034	6.718%	10,425,000	10,430,004
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	7,600,000	6,907,864
BlueMountain Fuji US Clo I Ltd.(a),(b)
Series 2017-1A Class A1R
3-month Term SOFR + 1.242% Floor 0.980% 07/20/2029	6.559%	7,419,833	7,422,401
Cedar Funding XII CLO Ltd.(a),(b)
Series 2020-12A Class A1R
3-month Term SOFR + 1.392% Floor 1.130% 10/25/2034	6.716%	7,200,000	7,202,160
CIFC Funding Ltd.(a),(b)
Series 2014-5A Class BR2
3-month Term SOFR + 2.062% Floor 1.800% 10/17/2031	7.378%	1,200,000	1,200,698
Series 2021-7A Class B
3-month Term SOFR + 1.862% Floor 1.600% 01/23/2035	7.177%	8,675,000	8,674,679
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month Term SOFR + 1.362% Floor 1.100% 04/15/2031	6.676%	9,100,000	9,100,983
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	183,098	180,944
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	1,825,993	1,631,982
Navient Student Loan Trust(b)
Series 2014-1 Class A3
30-day Average SOFR + 0.624% Floor 0.510% 06/25/2031	5.945%	2,681,957	2,648,904
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
30-day Average SOFR + 1.614% 06/25/2065	6.935%	5,718,969	5,777,342
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
30-day Average SOFR + 1.064% Floor 0.950% 11/25/2048	6.385%	3,536,521	3,523,266
Neuberger Berman Loan Advisers CLO 43 Ltd.(a),(b)
Series 2021-43A Class B
3-month Term SOFR + 1.862% Floor 1.600% 07/17/2035	7.178%	8,500,000	8,506,264
New Economy Assets Phase 1 Sponsor LLC(a)
Subordinated Series 2021-1 Class B1
10/20/2061	2.410%	2,002,800	1,681,880
Regatta XIII Funding Ltd.(a),(b)
Series 2018-2A Class A2
3-month Term SOFR + 2.012% 07/15/2031	7.326%	3,500,000	3,500,914
SLC Student Loan Trust(b)
Series 2006-1 Class B
90-day Average SOFR + 0.472% Floor 0.210% 03/15/2055	5.825%	199,332	181,360
SLM Student Loan Trust(b)
Series 2007-7 Class A4
90-day Average SOFR + 0.592% Floor 0.330% 12/25/2025	5.953%	2,551,392	2,493,209
Series 2007-7 Class B
90-day Average SOFR + 1.012% Floor 0.750% 10/27/2070	6.373%	1,990,000	1,839,874
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	7.273%	743,476	744,056
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	7.473%	5,860,000	5,814,463
Series 2008-6 Class A4
90-day Average SOFR + 1.362% Floor 1.100% 07/25/2024	6.723%	2,948,955	2,925,037
Voya CLO Ltd.(a),(b)
Series 2014-4A Class A1RB
3-month Term SOFR + 1.742% 07/14/2031	7.056%	5,725,000	5,707,419

CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	5.793%	5,121,101	4,995,257
Total Asset-Backed Securities — Non-Agency (Cost $103,249,700)			103,090,960

Commercial Mortgage-Backed Securities - Agency 0.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K155 Class A3
04/25/2033	3.750%	6,990,000	6,477,860
Federal National Mortgage Association
04/01/2040	2.455%	4,525,000	3,226,459
Series 2001-M2 Class Z2
06/25/2031	6.300%	8,157	8,092
Government National Mortgage Association(c),(d)
Series 2012-55 Class IO
04/16/2052	0.000%	342,251	3
Series 2021-36 Class IO
03/16/2063	1.289%	19,717,926	1,607,593
Government National Mortgage Association
Series 2020-193 Class AC
09/16/2062	1.250%	1,550,474	1,141,048
Series 2021-14 Class AB
06/16/2063	1.340%	1,859,829	1,383,376
Series 2021-2 Class AH
06/16/2063	1.500%	4,373,647	3,280,908
Series 2021-21 Class AH
06/16/2063	1.400%	2,983,744	2,240,898
Series 2021-31 Class B
01/16/2061	1.250%	3,242,447	2,378,201
Total Commercial Mortgage-Backed Securities - Agency (Cost $24,697,562)			21,744,438

Commercial Mortgage-Backed Securities - Non-Agency 3.0%

BPR Trust(a),(b)
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	7.223%	8,446,000	8,488,282
BX Commercial Mortgage Trust(a),(b)
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	7.440%	6,925,000	6,950,967
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	8.466%	4,080,000	4,091,477
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,207,433
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month Term SOFR + 0.764% Floor 0.650% 08/15/2036	6.090%	8,878,000	8,540,032
BXSC Commercial Mortgage Trust(a),(b)
Series 2022-WSS Class D
1-month Term SOFR + 3.188% Floor 3.188% 03/15/2035	8.513%	8,939,000	8,871,958
Great Wolf Trust(a),(b)
Subordinated Series 2019-WOLF Class E
1-month Term SOFR + 2.846% Floor 2.732% 12/15/2036	8.172%	6,329,250	6,313,427
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	2,481,562
Invitation Homes Trust(a),(b)
Series 2018-SFR4 Class A
1-month Term SOFR + 1.214% Floor 1.000% 01/17/2038	6.540%	9,443,627	9,445,906
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	2,453,910
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-MHC Class A
1-month Term SOFR + 0.914% Floor 0.800% 04/15/2038	6.240%	7,374,920	7,365,701
Manhattan West(a)
Series 2020-1MW Class A
09/10/2039	2.130%	3,470,000	3,088,406
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	2,035,000	1,648,035
NRTH Mortgage Trust(a),(b)
Series 2024-PARK Class A
1-month Term SOFR + 1.641% 03/15/2039	6.941%	6,062,000	6,069,589
CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
StorageMart Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class F
1-month Term SOFR + 3.350% Floor 3.350% 01/15/2039	8.675%	5,607,000	5,200,550
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1 Class A4
09/15/2048	3.789%	10,705,478	10,416,892
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $95,141,333)			92,634,127

Common Stocks 0.1%
Issuer	Shares	Value ($)
Financials 0.1%
Financial Services 0.1%
Intelsat Emergence SA(e)	114,829	3,086,030
Total Financials		3,086,030
Utilities 0.0%
Electric Utilities 0.0%
Homer City Holdings(e),(f)	32,056	1,763
Total Utilities		1,763
Total Common Stocks (Cost $5,832,885)		3,087,793

Corporate Bonds & Notes 18.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Boeing Co. (The)
05/01/2050	5.805%	3,185,000	3,012,355
Airlines 0.4%
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	7,116,491	6,426,749
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%	5,000,000	5,072,013
Total			11,498,762
Apartment REIT 0.2%
American Homes 4 Rent LP
07/15/2031	2.375%	1,905,000	1,547,236
04/15/2032	3.625%	1,670,000	1,468,857
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	4,265,000	3,388,261
04/15/2032	4.150%	240,000	219,798
08/15/2033	5.500%	981,000	977,340
01/15/2034	2.700%	70,000	55,752
Total			7,657,244
Banking 4.7%
Bank of America Corp.(g)
07/22/2027	1.734%	11,220,000	10,348,035
04/24/2028	3.705%	4,972,000	4,756,374
06/14/2029	2.087%	9,300,000	8,218,228
04/29/2031	2.592%	3,395,000	2,926,917
10/20/2032	2.572%	4,020,000	3,329,011
Bank of America Corp.(b)
Subordinated
3-month Term SOFR + 0.912% 12/01/2026	6.253%	1,000,000	991,673
Citigroup, Inc.(g)
04/24/2025	3.352%	590,000	588,979
10/27/2028	3.520%	175,000	165,072
11/05/2030	2.976%	3,060,000	2,717,603
05/01/2032	2.561%	2,485,000	2,070,039
01/25/2033	3.057%	959,000	813,868
Goldman Sachs Group, Inc. (The)(g)
09/29/2025	3.272%	1,375,000	1,358,575
03/09/2027	1.431%	12,950,000	11,992,595
09/10/2027	1.542%	1,092,000	997,622
10/21/2027	1.948%	5,200,000	4,780,513
HSBC Holdings PLC(g)
06/04/2026	2.099%	7,493,000	7,185,887
05/24/2027	1.589%	1,450,000	1,334,204
09/22/2028	2.013%	715,000	638,896
08/17/2029	2.206%	1,765,000	1,547,075
JPMorgan Chase & Co.(g)
08/09/2025	0.768%	2,830,000	2,777,345
12/10/2025	1.561%	5,705,000	5,547,011
04/22/2027	1.578%	4,495,000	4,168,483
02/24/2028	2.947%	2,290,000	2,151,672
10/15/2030	2.739%	2,320,000	2,054,760
01/25/2033	2.963%	9,245,000	7,896,032
Lloyds Banking Group PLC(g)
07/09/2025	3.870%	4,114,000	4,091,816
Morgan Stanley(g)
05/30/2025	0.790%	970,000	960,894
10/21/2025	1.164%	2,745,000	2,672,753
05/04/2027	1.593%	4,445,000	4,111,134
04/28/2032	1.928%	3,250,000	2,608,265
07/21/2032	2.239%	1,770,000	1,443,387
Subordinated
09/16/2036	2.484%	1,225,000	968,295

CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nationwide Building Society(a),(g)
02/16/2028	2.972%	4,305,000	4,016,168
PNC Financial Services Group, Inc. (The)(g)
10/28/2033	6.037%	3,515,000	3,635,485
01/24/2034	5.068%	190,000	183,815
10/20/2034	6.875%	2,300,000	2,518,135
01/22/2035	5.676%	310,000	312,934
Santander UK Group Holdings PLC(g)
08/21/2026	1.532%	465,000	438,067
06/14/2027	1.673%	2,185,000	1,999,115
01/11/2028	2.469%	1,035,000	950,880
Wells Fargo & Co.(g)
02/11/2026	2.164%	3,730,000	3,618,628
06/02/2028	2.393%	5,278,000	4,832,008
03/02/2033	3.350%	6,860,000	5,948,133
07/25/2033	4.897%	2,850,000	2,744,354
04/24/2034	5.389%	3,955,000	3,925,359
Total			143,336,094
Brokerage/Asset Managers/Exchanges 0.1%
Intercontinental Exchange, Inc.
09/15/2032	1.850%	3,937,000	3,080,212
Cable and Satellite 0.9%
Cable One, Inc.(a)
11/15/2030	4.000%	3,955,000	3,085,844
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	5,300,000	4,279,044
04/01/2048	5.750%	4,189,000	3,524,370
07/01/2049	5.125%	1,335,000	1,034,469
03/01/2050	4.800%	2,745,000	2,030,863
04/01/2051	3.700%	2,735,000	1,692,072
04/01/2053	5.250%	2,875,000	2,275,627
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	735,412
04/01/2028	7.500%	300,000	201,778
05/15/2028	11.250%	600,000	595,079
01/31/2029	11.750%	134,000	134,036
02/01/2029	6.500%	3,667,000	3,116,950
01/15/2030	5.750%	1,500,000	793,584
11/15/2031	4.500%	400,000	283,073
Time Warner Cable LLC
09/01/2041	5.500%	850,000	708,699
VZ Secured Financing BV(a)
01/15/2032	5.000%	3,250,000	2,790,242
Ziggo BV(a)
01/15/2030	4.875%	500,000	448,676
Total			27,729,818
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.3%
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	460,000	408,010
11/01/2030	2.300%	3,915,000	3,253,695
11/15/2040	3.268%	370,000	263,468
12/01/2050	3.468%	120,000	79,853
International Flavors & Fragrances, Inc.
06/01/2047	4.375%	700,000	541,237
09/26/2048	5.000%	5,140,000	4,399,271
Total			8,945,534
Construction Machinery 0.0%
OT Merger Corp.(a)
10/15/2029	7.875%	425,000	305,894
Consumer Cyclical Services 0.0%
WASH Multifamily Acquisition, Inc.(a)
04/15/2026	5.750%	220,000	214,918
Consumer Products 0.1%
Newell Brands, Inc.
04/01/2046	5.750%	1,148,000	928,459
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	945,000	911,918
Total			1,840,377
Diversified Manufacturing 0.1%
General Electric Co.(b)
3-month Term SOFR + 0.642% 05/05/2026	5.914%	1,886,000	1,890,739
Electric 1.7%
AEP Transmission Co. LLC
04/01/2050	3.650%	305,000	230,993
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	3,277,342
04/01/2034	5.650%	3,000,000	3,027,695
Duke Energy Carolinas LLC
01/15/2033	4.950%	3,060,000	3,043,595
12/15/2041	4.250%	900,000	773,046
Duke Energy Florida LLC
11/15/2033	5.875%	385,000	407,103
Duke Energy Progress LLC
03/15/2033	5.250%	2,885,000	2,919,758
04/01/2052	4.000%	500,000	396,406
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	5,785,773
Eversource Energy
07/01/2027	4.600%	3,135,000	3,084,051
02/01/2029	5.950%	2,760,000	2,848,484
CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	1,000,000	845,638
Florida Power & Light Co.
03/01/2049	3.990%	1,500,000	1,231,155
Interstate Power and Light Co.
10/15/2033	5.700%	2,750,000	2,817,006
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	2,925,201
01/15/2029	4.300%	1,752,000	1,692,010
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	368,916	352,694
Northern States Power Co.
08/15/2045	4.000%	2,250,000	1,820,094
PECO Energy Co.
05/15/2052	4.600%	2,690,000	2,422,985
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	6,428,806
Progress Energy, Inc.
10/30/2031	7.000%	2,894,000	3,201,957
Southwestern Electric Power Co.
04/01/2033	5.300%	1,500,000	1,480,921
Total			51,012,713
Environmental 0.0%
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	710,000	699,538
Finance Companies 0.8%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%	3,070,000	3,023,452
10/29/2028	3.000%	6,350,000	5,751,549
01/30/2032	3.300%	3,650,000	3,126,041
Air Lease Corp.
03/01/2025	3.250%	2,810,000	2,747,074
07/01/2025	3.375%	4,500,000	4,385,117
Avolon Holdings Funding Ltd.(a)
02/15/2027	3.250%	2,035,000	1,890,580
11/18/2027	2.528%	3,398,000	3,023,740
GGAM Finance Ltd.(a)
02/15/2027	8.000%	1,656,000	1,708,538
Total			25,656,091
Food and Beverage 0.8%
Bacardi Ltd.(a)
05/15/2025	4.450%	3,375,000	3,325,943
JBS SA/Food Co./Finance, Inc.
02/02/2029	3.000%	1,565,000	1,385,477
12/01/2031	3.750%	970,000	839,621
12/01/2052	6.500%	4,280,000	4,233,233
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JBS USA LUX SA/Food Co./Luxembourg SARL(a)
03/15/2034	6.750%	2,995,000	3,147,715
11/15/2053	7.250%	1,690,000	1,814,845
Pilgrim’s Pride Corp.
04/15/2031	4.250%	3,400,000	3,066,922
03/01/2032	3.500%	2,634,000	2,233,920
07/01/2033	6.250%	1,655,000	1,693,819
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,381,000	1,221,645
Smithfield Foods, Inc.(a)
09/13/2031	2.625%	1,500,000	1,174,288
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	530,000	482,661
Total			24,620,089
Gaming 0.5%
GLP Capital LP/Financing II, Inc.
09/01/2024	3.350%	1,045,000	1,034,750
06/01/2028	5.750%	870,000	871,558
01/15/2029	5.300%	2,325,000	2,288,553
01/15/2030	4.000%	2,353,000	2,147,463
01/15/2031	4.000%	3,030,000	2,705,295
01/15/2032	3.250%	59,000	49,710
VICI Properties LP
02/15/2030	4.950%	510,000	493,470
05/15/2032	5.125%	2,878,000	2,753,278
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	200,000	197,171
01/15/2028	4.500%	654,000	626,720
02/15/2029	3.875%	780,000	718,266
08/15/2030	4.125%	105,000	95,617
Total			13,981,851
Health Care 1.1%
Becton Dickinson and Co.
06/06/2024	3.363%	626,000	623,281
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	1,000,000	955,752
CommonSpirit Health
10/01/2025	1.547%	5,000,000	4,703,371
CVS Health Corp.
02/21/2033	5.250%	374,000	374,173
07/20/2035	4.875%	775,000	746,544
Embecta Corp.(a)
02/15/2030	5.000%	1,800,000	1,468,677
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	3,755,000	3,396,124

CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
04/15/2025	5.250%	488,000	486,179
06/15/2026	5.250%	4,480,000	4,467,208
09/01/2030	3.500%	3,466,000	3,132,693
06/15/2049	5.250%	3,580,000	3,270,514
IQVIA, Inc.
02/01/2029	6.250%	5,800,000	6,023,377
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%	2,478,000	1,796,288
Providence Service Corp. (The)(a)
11/15/2025	5.875%	260,000	253,194
Universal Health Services, Inc.
09/01/2026	1.650%	1,890,000	1,722,502
Total			33,419,877
Healthcare Insurance 0.1%
Humana, Inc.
04/01/2030	4.875%	1,333,000	1,316,329
UnitedHealth Group, Inc.
12/15/2048	4.450%	1,245,000	1,107,225
Total			2,423,554
Healthcare REIT 0.2%
Healthcare Realty Holdings LP
01/15/2028	3.625%	2,898,000	2,674,786
03/15/2031	2.050%	417,000	321,707
Healthcare Trust of America Holdings LP
08/01/2026	3.500%	2,367,000	2,259,605
02/15/2030	3.100%	125,000	108,802
03/15/2031	2.000%	325,000	258,663
Physicians Realty LP
11/01/2031	2.625%	1,905,000	1,568,568
Total			7,192,131
Life Insurance 0.8%
Athene Global Funding(a),(b)
SOFR + 0.700% 05/24/2024	6.030%	3,780,000	3,782,676
Athene Global Funding(a)
06/29/2026	1.608%	3,760,000	3,448,159
03/08/2027	3.205%	1,550,000	1,436,883
01/07/2029	2.717%	1,770,000	1,560,595
Metropolitan Life Global Funding I(a)
08/25/2029	4.300%	5,500,000	5,297,412
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	3,235,000	2,482,074
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	3,035,000	2,127,929
Teachers Insurance & Annuity Association of America(a),(g)
Subordinated
09/15/2054	4.375%	3,920,000	3,871,749
Total			24,007,477
Media and Entertainment 0.7%
Take-Two Interactive Software, Inc.
04/14/2032	4.000%	3,355,000	3,098,765
Warnermedia Holdings, Inc.
03/15/2032	4.279%	35,000	31,283
03/15/2042	5.050%	6,975,000	5,983,713
03/15/2052	5.141%	14,715,000	12,219,167
Total			21,332,928
Midstream 0.5%
Energy Transfer Operating LP
05/15/2050	5.000%	2,410,000	2,113,245
Energy Transfer Partners LP
03/15/2045	5.150%	2,458,000	2,237,799
12/15/2045	6.125%	2,400,000	2,414,845
Ferrellgas LP/Finance Corp.(a)
04/01/2029	5.875%	564,000	537,695
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	361,862	311,322
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	1,808,000	1,764,767
04/15/2040	6.875%	1,765,000	1,732,013
TMS Issuer Sarl(a)
08/23/2032	5.780%	1,375,000	1,413,885
TransCanada PipeLines Ltd.
03/01/2034	4.625%	305,000	288,334
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,037,000	1,950,615
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	905,000	975,616
02/01/2032	9.875%	600,000	646,837
Total			16,386,973
Natural Gas 0.2%
East Ohio Gas Co. (The)(a)
06/15/2030	2.000%	2,015,000	1,654,650
KeySpan Gas East Corp.(a)
03/06/2033	5.994%	6,000,000	6,080,306
Total			7,734,956
CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Office REIT 0.2%
Hudson Pacific Properties LP
11/01/2027	3.950%	2,537,000	2,253,353
04/01/2029	4.650%	940,000	802,790
01/15/2030	3.250%	1,899,000	1,464,091
Kilroy Realty LP
11/15/2033	2.650%	628,000	465,528
Total			4,985,762
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.(a)
01/15/2029	9.750%	815,000	850,108
Icahn Enterprises LP/Finance Corp.
02/01/2029	4.375%	313,000	266,452
Total			1,116,560
Other Industry 0.0%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%	663,000	635,040
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%	3,650,000	2,982,850
Extra Space Storage LP
12/15/2027	3.875%	270,000	256,470
06/01/2031	2.550%	1,175,000	977,337
10/15/2031	2.400%	723,000	594,436
03/15/2032	2.350%	1,729,000	1,383,586
Lexington Realty Trust
10/01/2031	2.375%	1,895,000	1,515,084
Rexford Industrial Realty LP
09/01/2031	2.150%	415,000	332,534
Total			8,042,297
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	500,000	453,563
08/15/2027	5.250%	3,500,000	2,187,663
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	582,000	570,891
Berry Global, Inc.
01/15/2026	1.570%	2,981,000	2,790,873
01/15/2027	1.650%	2,883,000	2,616,053
Total			8,619,043
Pharmaceuticals 0.8%
1375209 BC Ltd.(a)
01/30/2028	9.000%	1,885,000	1,847,631
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AbbVie, Inc.
05/14/2045	4.700%	1,000,000	934,083
Amgen, Inc.
03/01/2053	4.875%	2,880,000	2,622,674
Bayer US Finance II LLC(a)
07/15/2024	3.375%	2,860,000	2,836,708
12/15/2028	4.375%	2,579,000	2,425,868
06/25/2038	4.625%	7,482,000	6,238,560
06/25/2048	4.875%	4,585,000	3,685,038
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	2,585,000	2,139,172
Kevlar SpA(a)
09/01/2029	6.500%	2,090,000	1,905,379
Total			24,635,113
Property & Casualty 0.7%
Aon Corp./Global Holdings PLC
02/28/2052	3.900%	3,545,000	2,721,579
Arthur J. Gallagher & Co.
03/09/2052	3.050%	2,240,000	1,429,463
Berkshire Hathaway Finance Corp.
10/15/2050	2.850%	1,000,000	676,378
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,254,551
Farmers Exchange Capital II(a),(g)
Subordinated
11/01/2053	6.151%	3,810,000	3,401,501
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month Term SOFR + 2.552% 12/15/2024	7.881%	6,815,000	6,837,879
Willis North America, Inc.
05/15/2033	5.350%	2,435,000	2,421,614
Total			20,742,965
Retailers 0.1%
Magic MergeCo, Inc.(a)
05/01/2029	7.875%	3,655,000	2,741,048
Technology 0.2%
CommScope, Inc.(a)
09/01/2029	4.750%	1,692,000	1,222,262
Open Text Corp.(a)
12/01/2027	6.900%	650,000	672,455
Oracle Corp.
03/25/2051	3.950%	4,468,000	3,402,919
02/06/2053	5.550%	745,000	727,779
Total			6,025,415

CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.6%
BAT Capital Corp.
08/15/2037	4.390%	3,870,000	3,252,561
08/15/2047	4.540%	5,597,000	4,313,315
09/06/2049	4.758%	205,000	163,406
03/16/2052	5.650%	1,425,000	1,287,821
Imperial Brands Finance PLC(a)
07/26/2024	3.125%	4,145,000	4,106,477
07/26/2026	3.500%	950,000	906,391
Reynolds American, Inc.
08/15/2045	5.850%	4,180,000	3,887,759
Total			17,917,730
Wireless 0.6%
American Tower Corp.
04/15/2031	2.700%	8,468,000	7,173,234
Crown Castle International Corp.
07/15/2031	2.500%	1,194,000	988,022
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	1,040,500	1,034,677
03/20/2028	5.152%	3,904,000	3,892,325
T-Mobile US, Inc.
02/15/2026	2.250%	1,970,000	1,863,874
04/15/2027	3.750%	2,625,000	2,527,714
Total			17,479,846
Wirelines 0.1%
C&W Senior Financing DAC(a)
09/15/2027	6.875%	480,000	453,945
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%	2,138,000	2,182,857
Northwest Fiber LLC/Finance Sub, Inc.(a)
04/30/2027	4.750%	299,000	306,101
02/15/2028	6.000%	433,000	445,990
Total			3,388,893
Total Corporate Bonds & Notes (Cost $589,454,400)			554,309,837

Foreign Government Obligations(h) 0.8%

Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	600,000	607,596
Brazil 0.0%
Brazilian Government International Bond
03/15/2034	6.125%	925,000	915,805
Foreign Government Obligations(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chile 0.0%
Corp. Nacional del Cobre de Chile(a)
02/02/2033	5.125%	720,000	682,702
Colombia 0.1%
Colombia Government International Bond
04/15/2031	3.125%	1,134,000	906,213
04/20/2033	8.000%	200,000	211,299
Ecopetrol SA
01/13/2033	8.875%	280,000	296,006
Total			1,413,518
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%	230,000	237,859
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/30/2030	4.500%	300,000	273,109
09/23/2032	4.875%	1,220,000	1,093,702
Total			1,366,811
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%	480,000	464,947
10/07/2033	3.700%	315,000	260,287
Total			725,234
Hungary 0.1%
Hungary Government International Bond(a)
06/16/2029	5.250%	250,000	247,328
09/22/2031	2.125%	1,100,000	872,789
Total			1,120,117
Indonesia 0.1%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%	701,000	692,123
Indonesia Government International Bond
01/11/2033	4.850%	500,000	495,485
PT Pertamina Persero(a)
08/25/2030	3.100%	1,443,000	1,277,721
Total			2,465,329
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	534,000	524,048
KazTransGas JSC(a)
09/26/2027	4.375%	400,000	376,630
Total			900,678
CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
Foreign Government Obligations(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.1%
Mexico Government International Bond
05/24/2031	2.659%	1,896,000	1,582,981
02/12/2034	3.500%	200,000	166,541
02/09/2035	6.350%	720,000	743,520
Petroleos Mexicanos
06/15/2035	6.625%	682,000	517,926
09/21/2047	6.750%	641,000	426,805
02/12/2048	6.350%	458,000	292,141
Total			3,729,914
Oman 0.0%
Oman Government International Bond(a)
10/28/2027	6.750%	300,000	311,702
01/17/2028	5.625%	700,000	702,905
Total			1,014,607
Panama 0.0%
Panama Government International Bond
01/23/2030	3.160%	795,000	659,806
09/29/2032	2.252%	300,000	215,113
Total			874,919
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%	670,000	645,795
Peru 0.1%
Peruvian Government International Bond
01/23/2031	2.783%	1,320,000	1,133,139
12/01/2032	1.862%	200,000	152,466
Total			1,285,605
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	770,000	667,406
Poland 0.0%
Republic of Poland Government International Bond
10/04/2033	4.875%	860,000	846,748
Romania 0.1%
Romanian Government International Bond(a)
02/17/2028	6.625%	200,000	206,131
02/14/2031	3.000%	1,140,000	956,049
Total			1,162,180
Foreign Government Obligations(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%	865,000	775,757
06/22/2030	5.875%	570,000	528,245
Total			1,304,002
United Arab Emirates 0.0%
Finance Department Government of Sharjah(a)
11/23/2032	6.500%	879,000	912,983
Total Foreign Government Obligations (Cost $24,304,787)			22,879,808

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2019B
10/01/2034	3.555%	930,000	826,391
Hospital 0.2%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	6,725,000	4,629,908
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
10/01/2024	5.047%	1,747,067	1,743,775
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	2,000,000	1,484,254
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,930,000	2,986,525
Total			4,470,779

CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Taxable Refunding Revenue Bonds
First Tier
Series 2021
01/01/2034	2.430%	1,500,000	1,219,361
Total Municipal Bonds (Cost $16,067,434)			12,890,214

Residential Mortgage-Backed Securities - Agency 37.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 06/01/2052	3.000%	61,822,607	53,967,937
09/01/2032- 09/01/2052	3.500%	47,196,621	42,990,710
07/01/2035- 06/01/2053	5.000%	14,782,540	14,455,663
04/01/2036- 05/01/2039	6.000%	74,310	76,337
06/01/2038- 11/01/2053	5.500%	10,864,179	10,819,229
03/01/2039- 12/01/2052	4.500%	14,872,400	14,259,227
08/01/2044- 10/01/2052	4.000%	50,057,368	46,485,336
12/01/2051- 04/01/2052	2.500%	26,725,662	22,131,114
03/01/2052- 05/01/2052	2.000%	54,706,299	43,331,966
CMO Series 360 Class 250
11/15/2047	2.500%	1,388,171	1,226,153
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 11/15/2034	1.267%	198,337	14,988
Federal Home Loan Mortgage Corp.(d)
CMO Series 4037 Class PI
04/15/2027	3.000%	48,985	634
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	427,552
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
12/01/2025- 12/01/2052	3.500%	17,787,213	16,218,713
06/01/2032- 08/01/2052	3.000%	31,153,557	27,303,180
05/01/2033- 08/01/2053	5.000%	13,263,920	12,945,682
11/01/2038- 11/01/2040	6.000%	1,358,178	1,401,066
10/01/2040- 04/01/2052	2.000%	136,238,566	108,828,522
08/01/2043- 07/01/2047	4.000%	13,428,631	12,766,604
02/01/2046- 11/01/2053	4.500%	52,709,320	50,272,953
12/01/2051- 04/01/2052	2.500%	149,630,201	124,182,962
08/01/2053- 09/01/2053	5.500%	31,573,594	31,415,651
CMO Series 2013-13 Class PH
04/25/2042	2.500%	1,901,405	1,793,845
CMO Series 2018-54 Class KA
01/25/2047	3.500%	613,761	594,519
CMO Series 2018-86 Class JA
05/25/2047	4.000%	476,714	462,471
CMO Series 2018-94D Class KD
12/25/2048	3.500%	558,851	505,272
CMO Series 2019-1 Class KP
02/25/2049	3.250%	1,177,837	1,056,720
Federal National Mortgage Association(b),(d)
CMO Series 2006-8 Class HL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	1.265%	491,512	41,280
CMO Series 2013-81 Class NS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2042	0.765%	105,479	2,522
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	128,693	13,116
Government National Mortgage Association
04/15/2035- 10/20/2047	5.000%	2,449,398	2,446,338
10/15/2039- 08/20/2048	4.500%	4,721,614	4,625,667
07/15/2040- 10/20/2048	4.000%	5,567,267	5,268,100
04/20/2046- 07/20/2049	3.500%	15,232,996	14,047,110
CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/20/2046- 10/20/2049	3.000%	9,613,509	8,558,485
Government National Mortgage Association(i)
CMO Series 2006-26 Class
06/20/2036	0.000%	15,201	13,157
Government National Mortgage Association(b)
CMO Series 2022-201 Class FB
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 11/20/2052	6.500%	3,469,301	3,474,052
CMO Series 2024-30 Class AF
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 02/20/2054	6.500%	1,552,492	1,551,250
Government National Mortgage Association TBA(j)
04/18/2054	2.500%	45,525,000	38,769,844
04/18/2054	4.500%	45,575,000	43,789,773
04/18/2054	5.000%	41,525,000	40,808,974
04/18/2054	5.500%	22,450,000	22,428,916
Uniform Mortgage-Backed Security TBA(j)
04/11/2054	2.000%	49,050,000	38,797,953
04/11/2054	2.500%	29,925,000	24,731,825
04/11/2054	3.000%	37,200,000	31,999,855
04/11/2054	3.500%	35,300,000	31,589,171
04/11/2054	4.000%	93,000,000	86,118,152
04/11/2054	4.500%	64,425,000	61,346,927
04/11/2054	5.000%	34,300,000	33,465,247
04/11/2054	5.500%	25,000	24,876
Total Residential Mortgage-Backed Securities - Agency (Cost $1,168,839,268)			1,133,847,596

Residential Mortgage-Backed Securities - Non-Agency 7.9%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2021-6 Class A1
09/25/2066	1.483%	4,366,210	3,535,357
CMO Series 2022-1 Class A1
12/25/2066	2.881%	7,621,073	6,833,385
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month Term SOFR + 0.474% Floor 0.360% 03/25/2037	5.804%	4,374,579	3,711,641
BRAVO Residential Funding Trust(a),(c)
CMO Series 2021-A Class A1
10/25/2059	4.991%	6,535,750	6,440,560
CMO Series 2021-B Class A1
04/01/2069	2.115%	8,627,823	8,468,779
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	6,718,839	5,847,485
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(c)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	5,572,417	4,936,002
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	6,048,626	5,678,783
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	4,427,985	3,851,095
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	4,486,189	4,440,217
CMO Series 2021-NR3 Class A1
06/25/2057	2.566%	2,438,032	2,396,562
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	8,915,652	7,860,930
CMO Series 2021-R5 Class A1A
08/25/2061	2.000%	7,931,833	6,582,368
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	6,440,094	6,243,185
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	13,854,035	13,271,430
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	910,872	757,370
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	7.220%	4,386,054	4,418,596
CMO Series 2022-R03 Class 1M2
30-day Average SOFR + 3.500% 03/25/2042	8.820%	5,000,000	5,240,163
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	6.568%	2,168,212	1,976,191
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	4.144%	2,894,897	2,628,099
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	4.806%	61,857	61,489
Credit Suisse Mortgage Capital Trust(a),(c)
CMO Series 2021-RP11 Class PT
10/25/2061	3.757%	9,420,428	7,512,205
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	4,714,599	4,443,792
CMO Series 2022-RPL3 Class A1
03/25/2061	3.613%	11,392,319	11,279,135

CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	396,302	310,078
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month Term SOFR + 0.354% Floor 0.240% 02/25/2037	5.684%	2,580,732	2,464,184
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	6.055%	788,064	594,829
CMO Series 2005-AA7 Class 2A1
09/25/2035	6.083%	611,169	530,241
CMO Series 2005-AA8 Class 2A1
10/25/2035	5.873%	1,491,239	906,769
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	769,037	306,499
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.644%	1,209,264	985,656
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	3,654,864	3,505,427
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	5.473%	175,364	156,703
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	5.641%	8,201,010	6,449,659
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month Term SOFR + 0.654% Floor 0.270%, Cap 10.500% 10/25/2036	5.984%	3,244,595	1,308,311
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	6.029%	2,930,482	2,873,200
JPMorgan Mortgage Trust(a),(c)
CMO Series 2021-13 Class A3
04/25/2052	2.500%	9,512,671	7,653,240
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.150% 11/25/2036	5.744%	3,835,419	2,685,445
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month Term SOFR + 0.594% Floor 0.480% 05/25/2037	5.924%	3,109,878	2,171,521
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	7.488%	544,834	468,879
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month Term SOFR + 0.374% Floor 0.260%, Cap 11.000% 04/25/2035	5.704%	292,014	269,840
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month Term SOFR + 0.674% Floor 0.280%, Cap 11.500% 10/25/2035	6.004%	770,006	745,070
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month Term SOFR + 0.789% Floor 0.675%, Cap 12.500% 03/25/2035	6.119%	1,147,839	1,138,972
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	7,592,609	7,324,730
CMO Series 2021-7 Class A1
08/25/2026	1.867%	11,712,610	11,270,304
CMO Series 2022-1 Class A1
02/25/2027	3.720%	12,602,837	12,243,408
CMO Series 2022-4 Class A1
08/25/2027	5.000%	3,280,914	3,196,278
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%	8,817,229	8,577,601
PRPM LLC(a),(c)
CMO Series 2021-11 Class A1
11/25/2026	2.487%	4,091,755	4,012,449
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	5.197%	834,036	459,462
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	5,907,613	4,791,167
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month Term SOFR + 0.554% Floor 0.220%, Cap 10.500% 05/25/2036	5.884%	4,525,800	3,504,236
CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(c)
CMO Series 2021-7 Class A1
10/25/2066	1.829%	15,648,508	13,559,069
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	5.848%	267,184	249,796
CMO Series 2003-AR9 Class 1A6
09/25/2033	5.680%	239,681	220,128
CMO Series 2005-AR4 Class A5
04/25/2035	4.247%	336,847	315,108
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.992%	1,667,881	1,454,974
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.260%, Cap 10.500% 11/25/2045	5.964%	1,524,630	1,389,402
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	6.048%	2,842,733	2,224,935
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	6.028%	1,890,589	1,678,389
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $255,527,806)			240,410,778

Senior Loans 1.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(k),(l)
Tranche I Term Loan
3-month Term SOFR + 2.750% 08/24/2028	8.059%	743,248	745,574
Automotive 0.0%
First Brands Group LLC(b),(l)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.574%	174,353	174,440
Brokerage/Asset Managers/Exchanges 0.1%
Deerfield Dakota Holding LLC(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	9.059%	836,247	831,715
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Jane Street Group LLC(b),(l)
Term Loan
1-month Term SOFR + 2.500% 01/26/2028	7.941%	486,378	486,499
Total			1,318,214
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(l)
Tranche B2 Term Loan
3-month Term SOFR + 1.750% 02/01/2027	7.076%	239,975	239,915
CSC Holdings LLC(b),(l)
Term Loan
1-month Term SOFR + 2.500% 04/15/2027	7.940%	436,120	391,806
Virgin Media Bristol LLC(b),(l)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.940%	1,750,000	1,722,228
Total			2,353,949
Chemicals 0.0%
Chemours Co. (The)(b),(l)
Tranche B3 Term Loan
1-month Term SOFR + 3.500% 08/18/2028	8.830%	610,301	607,249
Construction Machinery 0.0%
ASP Blade Holdings, Inc.(b),(l)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 10/13/2028	9.610%	123,812	111,369
Consumer Cyclical Services 0.1%
8th Avenue Food & Provisions, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.191%	66,768	65,478
Amentum Government Services Holdings LLC(b),(l)
Tranche 1 1st Lien Term Loan
1-month Term SOFR + 4.000% 01/29/2027	9.445%	358,905	359,354
Arches Buyer, Inc.(b),(l)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.680%	265,937	257,332
Match Group, Inc.(b),(l)
Term Loan
3-month Term SOFR + 1.750% 02/13/2027	7.233%	100,508	100,257

CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pre-Paid Legal Services, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/15/2028	9.195%	258,243	256,812
Spin Holdco, Inc.(b),(l)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 03/04/2028	9.585%	948,294	874,507
TruGreen LP(b),(l)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	9.426%	332,490	323,141
Total			2,236,881
Consumer Products 0.0%
Osmosis Buyer Ltd.(b),(l)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 07/31/2028	9.072%	411,395	411,868
Prestige Brands, Inc.(b),(l)
Tranche B5 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	7.441%	247,159	248,086
Total			659,954
Diversified Manufacturing 0.0%
Filtration Group Corp.(b),(l)
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 10/21/2028	9.695%	143,747	144,106
Environmental 0.0%
Clean Harbors, Inc.(b),(k),(l)
Tranche B Term Loan
3-month Term SOFR + 1.750% 10/08/2028	7.195%	585,187	585,737
Patriot Container Corp./Wastequip(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 03/20/2025	9.176%	125,722	121,591
Total			707,328
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(l)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 06/22/2028	7.329%	536,570	536,517
Food and Beverage 0.1%
City Brewing Co. LLC(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 04/05/2028	9.078%	460,016	353,145
Froneri International Ltd.(b),(l)
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 01/29/2027	7.680%	437,980	438,067
H-Food Holdings LLC/Hearthside Food Solutions LLC(b),(k),(l)
Term Loan
3-month Term SOFR + 3.688% 05/23/2025	9.292%	179,682	129,933
Naked Juice LLC(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	8.659%	1,854,425	1,730,939
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	11.448%	264,360	212,892
Triton Water Holdings, Inc.(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 03/31/2028	8.860%	249,871	247,030
Total			3,112,006
Gaming 0.0%
Fertitta Entertainment LLC(b),(l)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	9.326%	367,753	368,444
Health Care 0.1%
Bausch & Lomb Corp.(b),(l)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/10/2027	8.677%	408,454	403,144
CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bausch & Lomb Corp. (b),(l)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/29/2028	9.330%	156,606	156,313
Carestream Dental Technology Parent Ltd.(b),(k),(l)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 1.000% 09/01/2024	8.559%	492,386	424,683
Tranche B Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 09/01/2024	5.571%	150,642	129,489
Gainwell Acquisition Corp.(b),(l)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 10/01/2027	9.409%	830,682	792,886
Medline Borrower LP(b),(l)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/23/2028	8.058%	757,572	759,201
Star Parent, Inc.(b),(l)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	9.309%	296,060	294,062
Total			2,959,778
Leisure 0.0%
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(l)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	8.195%	279,029	278,630
Media and Entertainment 0.0%
Magnite, Inc.(b),(l)
Term Loan
3-month Term SOFR + 4.500% 02/06/2031	9.786%	138,552	138,611
MH Sub I LLC/Micro Holding Corp.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	9.580%	309,248	307,068
Research Now Group LLC(b),(k),(l)
1st Lien Term Loan
3-month Term SOFR + 5.500% Floor 1.000% 12/20/2024	11.068%	268,558	158,701
Total			604,380
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
Trans Union LLC(b),(l)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 12/01/2028	7.326%	300,633	300,333
Other Industry 0.0%
Artera Services LLC(b),(l)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	9.809%	343,941	344,973
Packaging 0.1%
Berry Global, Inc. (b),(l)
Tranche AA Term Loan
1-month Term SOFR + 1.750% 07/01/2029	7.182%	2,078,482	2,077,276
Paper 0.0%
Mativ Holdings, Inc.(b),(k),(l)
Delayed Draw Term Loan
1-month Term SOFR + 2.500% 05/06/2027	7.930%	173,984	170,504
Pharmaceuticals 0.3%
Elanco Animal Health, Inc.(b),(l)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	7.176%	2,580,140	2,569,535
Grifols Worldwide Operations Ltd.(b),(l)
Tranche B Term Loan
3-month Term SOFR + 2.000% 11/15/2027	7.459%	1,397,417	1,351,470
Jazz Pharmaceuticals PLC(b),(l)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/05/2028	8.445%	1,512,524	1,520,086
Organon & Co.(b),(l)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 06/02/2028	8.433%	1,812,080	1,817,372
Total			7,258,463
Property & Casualty 0.1%
Acrisure LLC(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.500% 02/15/2027	8.945%	1,294,656	1,291,886

CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
AmWINS Group, Inc.(b),(l)
Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 02/19/2028	7.695%	1,745,638	1,745,341
Asurion LLC(b),(l)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	8.691%	803,915	786,397
Total			3,823,624
Railroads 0.0%
Genesee & Wyoming, Inc.(b),(l)
Term Loan
3-month Term SOFR + 2.000% 12/30/2026	7.448%	96,424	96,432
Restaurants 0.0%
1011778 BC ULC(b),(l)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% 09/20/2030	7.580%	402,928	402,525
KFC Holding Co./Yum! Brands(b),(l)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	7.191%	397,097	396,565
Whatabrands LLC(b),(l)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 08/03/2028	8.691%	167,514	167,505
Total			966,595
Retailers 0.0%
Hanesbrands, Inc.(b),(l)
Term Loan
1-month Term SOFR + 1.500% 11/19/2026	7.930%	374,972	367,473
Technology 0.2%
athenahealth Group, Inc.(b),(l)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.580%	738,970	731,004
Central Parent LLC(b),(l)
1st Lien Term Loan
3-month Term SOFR + 4.000% 07/06/2029	9.309%	326,391	327,223
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Coherent Corp.(b),(l)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 07/02/2029	8.195%	148,048	148,048
DTI Holdco, Inc.(b),(l)
1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/26/2029	10.063%	94,627	94,597
EagleView Technology Corp.(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.500% 08/14/2025	9.103%	761,478	736,867
Entegris, Inc.(b),(l)
Tranche B Term Loan
3-month Term SOFR + 1.750% 07/06/2029	7.059%	51,742	51,749
Gen Digital, Inc.(b),(l)
Tranche A Term Loan
1-month Term SOFR + 1.750% 09/10/2027	7.176%	673,316	670,650
Open Text Corp.(b),(l)
Term Loan
1-month Term SOFR + 1.750% 05/30/2025	7.176%	368,278	368,337
1-month Term SOFR + 2.750% 01/31/2030	8.176%	342,530	342,920
Oracle Corp.(b),(f),(l)
Tranche 1 Term Loan
1-month Term SOFR + 1.600% 08/16/2027	7.026%	1,802,539	1,800,286
Peraton Corp.(b),(l)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.180%	473,553	472,668
Proofpoint, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 08/31/2028	8.695%	70,568	70,569
Renaissance Holding Corp.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 04/05/2030	9.576%	303,150	303,529
Total			6,118,447
CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.1%
SBA Senior Finance II LLC(b),(l)
Term Loan
1-month Term SOFR + 2.000% 01/25/2031	7.340%	1,374,975	1,377,120
Wirelines 0.1%
Frontier Communications Holdings LLC(b),(l)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 10/08/2027	9.195%	245,366	244,369
Zayo Group Holdings, Inc.(b),(l)
Term Loan
1-month Term SOFR + 3.000% 03/09/2027	8.445%	2,480,723	2,171,105
1-month Term SOFR + 4.325% Floor 0.500% 03/09/2027	9.655%	370,046	329,648
Total			2,745,122
Total Senior Loans (Cost $42,966,352)			42,565,181

U.S. Treasury Obligations 24.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(j)
03/31/2026	4.500%	20,070,000	20,023,373
03/31/2029	4.250%	152,265,000	151,654,973
U.S. Treasury
02/28/2029	4.250%	146,175,000	146,414,819
02/15/2034	4.000%	143,880,000	141,541,950
02/15/2044	4.500%	107,260,000	107,896,856
02/15/2054	4.250%	175,117,000	172,353,435
Total U.S. Treasury Obligations (Cost $738,112,601)			739,885,406

Money Market Funds 22.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(m),(n)	697,297,209	697,157,750
Total Money Market Funds (Cost $697,150,386)		697,157,750
Total Investments in Securities (Cost: $3,761,344,514)		3,664,503,888
Other Assets & Liabilities, Net		(611,257,389)
Net Assets		3,053,246,499
At March 31, 2024, securities and/or cash totaling $12,959,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	3,637	06/2024	USD	743,709,676	—	(571,387)
U.S. Treasury 5-Year Note	2,368	06/2024	USD	253,413,000	344,858	—
U.S. Treasury 5-Year Note	610	06/2024	USD	65,279,531	—	(39,083)
U.S. Treasury Ultra 10-Year Note	388	06/2024	USD	44,468,438	256,989	—
Total					601,847	(610,470)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $533,970,375, which represents 17.49% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
(f)	Valuation based on significant unobservable inputs.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2024.

(h)	Principal and interest may not be guaranteed by a governmental entity.

CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(j)	Represents a security purchased on a when-issued basis.
(k)	Represents a security purchased on a forward commitment basis.
(l)
The stated interest rate represents the weighted average interest rate at March 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	545,906,024	643,679,356	(492,388,724)	(38,906)	697,157,750	36,017	2,449,560	697,297,209
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – TCW Core Plus Bond Fund  | First Quarter Report 2024

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